Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 37,187	[1]	$ 775,551	$ 699,640	$ 595,543
Other operating revenues	289	[1]	6,034	3,052	1,465
Total revenues	37,476	[1]	781,585	702,692	597,008
Cost of goods sold	22,060	[1]	460,072	423,185	355,490
Gross profit	15,416	[1]	321,513	279,507	241,518
Administrative expenses	1,874	[1]	39,085	32,307	28,077
Selling expenses	10,163	[1]	211,966	188,732	149,145
Other income	172	[1]	3,588	13,102	1,051
Other expenses	453	[1]	9,440	6,252	2,896
Interest expense	959	[1]	20,002	14,916	15,853
Interest income	571	[1]	11,910	17,609	3,769
Foreign exchange gain (loss) , net	572	[1]	11,929	(9,849)	(3,696)
Gain on monetary position for subsidiaries in hyperinflationary economies	10	[2]	209	94	527
Market value loss on financial instruments	(101)	[1]	(2,109)	(440)	(706)
Income before income taxes and share in the profit of equity method accounted investees	3,191	[1]	66,547	57,816	46,496
Total income taxes attributable to continued operation	1,219	[1]	25,433	12,971	13,275
Share in the (loss) profit of equity method accounted investees, net of income taxes	(48)	[1]	(993)	(406)	99
Net income from continuing operations	1,924	[1]	40,121	44,439	33,320
Net income from discontinued operations	6	[1]	115	32,238	1,423
CONSOLIDATED NET INCOME	1,930	[3]	40,236	76,677	34,743
Controlling interest	1,283	[1]	26,735	65,689	23,909
Non-controlling interest	647	[1]	13,501	10,988	10,834
Aggregate continuing and discontinued operations
Statement [Line Items]
Gain on monetary position for subsidiaries in hyperinflationary economies	$ 10	[1]	209	94	531
CONSOLIDATED NET INCOME			$ 40,121	$ 44,439	$ 33,320
Series B shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest basic earnings (loss) per share from continuing operations | (per share)	$ 0.06	[1]	$ 1.34	$ 1.67	$ 1.12
Basic earnings per share from discontinued operations (in dollars per share) | (per share)	0	[1]	0.01	1.61	0.07
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest diluted earnings (loss) per share from continuing operations | (per share)	0.06	[1]	1.33	1.67	1.12
Diluted earnings per share from discontinued operations (in dollars per share) | (per share)	0	[1]	0.01	1.61	0.07
Series D shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest basic earnings (loss) per share from continuing operations | (per share)	0.08	[1]	1.70	2.09	1.40
Basic earnings per share from discontinued operations (in dollars per share) | (per share)	0	[1]	0.01	2.02	0.09
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest diluted earnings (loss) per share from continuing operations | (per share)	0.08	[1]	1.69	2.09	1.40
Diluted earnings per share from discontinued operations (in dollars per share) | (per share)	$ 0	[1]	$ 0.01	$ 2.01	$ 0.09

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4